Units Outstanding	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Units Outstanding [Abstract]
Units Outstanding

13. Units Outstanding

        Changes in units outstanding during the six-month period ended June 30, 2013 were as follows:

Outstanding as of December 31, 2012	277,600,901
Options exercised	778,739
Units issued	—
Units retired	(4,747)
Units forfeited	—

Outstanding as of June 30, 2013	278,374,893

        During the first six months of 2013, we purchased 4,747 AllianceBernstein Units in private transactions and retired them.

        As we discussed in Note 3, on July 1, 2013, management of AllianceBernstein and Holding retired all unallocated Holding Units in AllianceBernstein's consolidated rabbi trust, which decreased each of their respective outstanding units by approximately 13.1 million units as of July 1, 2013.

19. Units Outstanding

Changes in units outstanding for the years ended December 31, 2012 and 2011 were as follows:

	2012	2011

Outstanding as of January 1,	277,847,588	278,115,232
Options exercised	—	86,543
Units issued	—	—
Units retired	(246,687)	(354,187)
Units forfeited	—	—
Outstanding as of December 31,	277,600,901	277,847,588

During 2012 and 2011, we purchased 246,687 and 354,187 AllianceBernstein Units, respectively, in private transactions and retired them.